6. Premises and Equipment / Real Estate held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 3,666	$ 38,707
Less: accumulated depreciation	18,770	18,133
Construction in progress	118	38
Premises and equipment, net	17,814	20,612
Depreciation expense	967	933
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	7,471	9,150
Bank Premises [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	13,681	14,299
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Premises and equipment, gross	$ 15,314	$ 15,258